INCOME TAXES - Disclosure of deductible temporary differences for which no deferred tax has been recognized (Details) - CAD ($)	Sep. 30, 2021	Sep. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ 0	$ 0
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	9,976,000	403,000
Share issue costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	1,448,000	4,000
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	(1,000)	(2,000)
Valuation allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences not recognized	$ (11,423,000)	$ (405,000)